Related Party Balances and Transactions - Schedule of Related Party Revenue and Expenses (Details) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Apex Clearing [Member]
Revenue earned from related parties
Total related party revenue	[1]	$ 8,079,110	[1]	[1]	$ 34,538,949	[1]	$ 34,538,949	[2]	$ 151,034,036	[2]	$ 109,116,706	[2]
Expenses incurred from related parties
Total related party expenses	[1]	3,999,669	[1]	[1]	14,285,014	[1]	14,285,014	[2]	40,110,407	[2]	41,327,759	[2]
Related Party [Member]
Revenue earned from related parties
Total related party revenue		8,079,110			34,538,949		34,538,949		153,193,127		125,608,575
Expenses incurred from related parties
Total related party expenses		$ 3,999,669			$ 14,285,014		$ 14,285,014		$ 40,222,370		$ 42,028,754

[1]	Apex Clearing is our clearing broker. Apex Clearing was considered a related party until May 9, 2024, the date Matthew Hulsizer resigned from our board of directors. We receive revenue from Apex Clearing that primarily represents interest and fully paid stock lending income derived from cash balances and positions on accounts we have introduced to Apex Clearing. Expenses primarily represent clearing costs. The revenue and expenses in the above table are through May 9, 2024, the date Apex Clearing was no longer determined to be a related party.
[2]	Apex Clearing is our clearing broker. Apex Clearing was considered a related party until May 9, 2024, the date Matthew Hulsizer resigned from our board of directors. We receive revenue from Apex Clearing that primarily represents interest and fully paid stock lending income derived from cash balances and positions on accounts we have introduced to Apex Clearing. Expenses primarily represent clearing costs. The revenue and expenses in the above table are through May 9, 2024, the date Apex Clearing was no longer determined to be a related party. As of December 2023, we were owed $45,804,660 from Apex Clearing. We have classified this receivable within receivables from brokers, dealers, and clearing organizations in our consolidated statements of financial position.